CUSTOMER DEPOSITS (Tables)	12 Months Ended
Dec. 31, 2020
CUSTOMER DEPOSITS
Disclosure of detailed information about deposits [Text Block]

The following is the detail of the balances of the deposits received from Grupo Aval´s customer and subsidiaries in development of their deposit collection operations:

Detail	December 31, 2020		December 31, 2019

Demand
Checking accounts	Ps.	51,198,284	Ps.	42,449,702
Savings accounts		76,551,465		59,352,760
Other funds on demand		532,660		463,770
		128,282,409		102,266,232

Term deposits
Fixed term deposit certificates (1)		83,559,188		73,225,189
Total deposits		211,841,597		175,491,421

Per currency
In Colombian Pesos		116,477,562		101,427,370
In foreign currency		71,626,062		54,963,501
Other		23,737,973		19,100,550
Total per currency	Ps.	211,841,597	Ps.	175,491,421
(1)	The amount of term deposits due over 12 months as December 31, 2020 is Ps. 28,164,514 and December 31, 2019 is Ps. 23,808,900.

Disclosure of detailed information about the effective interest rates which are accrued on customer deposits [Text Block]

The following is a summary of the effective interest rates which are accrued on customer deposits is as follows:

December 31, 2020
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.07%	3.20%	0.03%	5.85%
Saving accounts	0.01%	5.07%	0.03%	8.00%
Fixed term deposit certificates	0.01%	10.30%	0.01%	10.35%

December 31, 2019
	Deposits
	In Colombian Pesos		In foreign currency
	Rate		Rate
	Minimum	Maximum	Minimum	Maximum
	%	%	%	%
Interest-bearing checking accounts	0.04%	2.50%	0.03%	5.50%
Saving accounts	0.01%	6.03%	0.02%	8.00%
Fixed term deposit certificates	0.01%	11.60%	0.15%	10.35%

Disclosure of detailed information about concentration of deposits by economic sector [Text Block]

	December 31, 2020			December 31, 2019
	Amount		%	Amount		%
Commerce	Ps.	29,901,422	14%	Ps.	24,234,289	14%
Financial		39,703,773	19%		48,741,261	28%
Individuals		44,766,208	21%		30,714,387	18%
Government and Colombian Government entities		18,260,125	9%		16,670,646	9%
Manufacturing		4,072,883	2%		3,192,627	2%
Real Estate		3,422,308	2%		3,703,896	2%
Agriculture and livestock		2,494,422	1%		1,256,291	1%
Colombian Municipalities		532,739	0%		29,302	0%
Foreign Governments		1,087,077	1%		681,466	0%
Other		67,600,640	31%		46,267,256	26%
Total	Ps.	211,841,597	100%	Ps.	175,491,421	100%